Note 19 - Segment Information (Details) - Countries Representing 10% or More in Net Sales and Long-Lived Assets (USD $) In Millions, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Net sales revenues	$ 118.2	$ 627.7	$ 843.2	$ 731.2
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | UNITED STATES
Revenue, Major Customer [Line Items]
Net sales revenues	31.5	176.4	217.4	205.6
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | UNITED KINGDOM
Revenue, Major Customer [Line Items]
Net sales revenues	17.8	93.4	119.1	115.2
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | CHINA
Revenue, Major Customer [Line Items]
Net sales revenues	13.5	64.2	87.8	66.3
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | Other Countries
Revenue, Major Customer [Line Items]
Net sales revenues	55.4	293.7	418.9	344.1
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | Foreign Sales
Revenue, Major Customer [Line Items]
Net sales revenues	$ 86.7	$ 451.3	$ 625.8	$ 525.6